Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
October 31, 2024
RW32-NPRT1-1224
1.858595.118
Bond Funds - 65.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	156,766	1,528,473
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	38,432	294,770
Fidelity Series Emerging Markets Debt Fund (a)	6,593	52,678
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,687	15,507
Fidelity Series Floating Rate High Income Fund (a)	1,100	9,887
Fidelity Series High Income Fund (a)	6,169	53,426
Fidelity Series International Credit Fund (a)	449	3,744
Fidelity Series International Developed Markets Bond Index Fund (a)	45,096	395,042
Fidelity Series Investment Grade Bond Fund (a)	380,558	3,809,382
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,762	270,629
Fidelity Series Real Estate Income Fund (a)	975	9,784
TOTAL BOND FUNDS (Cost $6,985,049)		6,443,322

Domestic Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	3,714	47,682
Fidelity Series Blue Chip Growth Fund (a)	7,301	133,899
Fidelity Series Commodity Strategy Fund (a)	258	22,516
Fidelity Series Growth Company Fund (a)	9,696	243,844
Fidelity Series Intrinsic Opportunities Fund (a)	3,842	42,456
Fidelity Series Large Cap Stock Fund (a)	10,486	241,701
Fidelity Series Large Cap Value Index Fund (a)	4,324	73,292
Fidelity Series Opportunistic Insights Fund (a)	5,891	146,154
Fidelity Series Small Cap Core Fund (a)	492	5,983
Fidelity Series Small Cap Discovery Fund (a)	1,999	22,566
Fidelity Series Small Cap Opportunities Fund (a)	3,677	54,711
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,865	163,740
Fidelity Series Value Discovery Fund (a)	9,158	150,562
TOTAL DOMESTIC EQUITY FUNDS (Cost $952,161)		1,349,106

International Equity Funds - 17.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,205	100,464
Fidelity Series Emerging Markets Fund (a)	14,035	131,647
Fidelity Series Emerging Markets Opportunities Fund (a)	27,191	526,970
Fidelity Series International Growth Fund (a)	14,421	265,917
Fidelity Series International Small Cap Fund (a)	7,824	139,580
Fidelity Series International Value Fund (a)	20,707	266,710
Fidelity Series Overseas Fund (a)	18,856	265,110
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,378,662)		1,696,398

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $57,570)	5,845	58,386

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $260,486)	4.91	260,486	260,486

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,633,928)	9,807,698
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,897)
NET ASSETS - 100.0%	9,803,801

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,464,642	132,419	77,962	8,308	(1,221)	10,595	1,528,473
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	316,541	3,840	22,885	2,300	(6,157)	3,431	294,770
Fidelity Series All-Sector Equity Fund	48,858	2,139	5,100	-	613	1,172	47,682
Fidelity Series Blue Chip Growth Fund	136,452	16,638	13,881	11,543	(254)	(5,056)	133,899
Fidelity Series Canada Fund	96,281	6,000	4,346	-	444	2,085	100,464
Fidelity Series Commodity Strategy Fund	85,674	2,288	63,419	2,171	(27,857)	25,830	22,516
Fidelity Series Emerging Markets Debt Fund	53,259	1,377	2,513	518	(34)	589	52,678
Fidelity Series Emerging Markets Debt Local Currency Fund	16,715	71	1,573	-	(138)	432	15,507
Fidelity Series Emerging Markets Fund	132,363	8,023	11,653	-	206	2,708	131,647
Fidelity Series Emerging Markets Opportunities Fund	530,119	38,570	57,608	-	1,302	14,587	526,970
Fidelity Series Floating Rate High Income Fund	10,116	405	645	230	(10)	21	9,887
Fidelity Series Government Money Market Fund	243,899	27,754	11,167	3,254	-	-	260,486
Fidelity Series Growth Company Fund	256,798	7,686	30,538	-	3,161	6,737	243,844
Fidelity Series High Income Fund	54,843	1,135	3,383	860	(200)	1,031	53,426
Fidelity Series International Credit Fund	3,663	32	-	33	-	49	3,744
Fidelity Series International Developed Markets Bond Index Fund	400,950	9,000	18,234	1,474	(1,244)	4,570	395,042
Fidelity Series International Growth Fund	271,881	13,033	17,694	-	754	(2,057)	265,917
Fidelity Series International Small Cap Fund	151,938	757	10,879	-	727	(2,963)	139,580
Fidelity Series International Value Fund	270,331	14,591	13,672	-	1,851	(6,391)	266,710
Fidelity Series Intrinsic Opportunities Fund	47,694	4,025	5,009	3,196	(620)	(3,634)	42,456
Fidelity Series Investment Grade Bond Fund	4,007,294	96,938	271,822	42,160	1,641	(24,669)	3,809,382
Fidelity Series Large Cap Stock Fund	242,720	23,735	22,680	12,436	516	(2,590)	241,701
Fidelity Series Large Cap Value Index Fund	74,199	3,299	6,259	-	586	1,467	73,292
Fidelity Series Long-Term Treasury Bond Index Fund	292,308	4,548	20,977	2,474	(6,793)	1,543	270,629
Fidelity Series Opportunistic Insights Fund	151,189	5,051	18,199	-	2,446	5,667	146,154
Fidelity Series Overseas Fund	269,985	17,035	14,955	-	3,547	(10,502)	265,110
Fidelity Series Real Estate Income Fund	10,029	269	688	155	(39)	213	9,784
Fidelity Series Short-Term Credit Fund	60,069	939	2,818	620	31	165	58,386
Fidelity Series Small Cap Core Fund	7,079	226	1,186	-	56	(192)	5,983
Fidelity Series Small Cap Discovery Fund	19,754	5,069	1,131	-	(36)	(1,090)	22,566
Fidelity Series Small Cap Opportunities Fund	75,287	5,339	20,248	5,048	3,670	(9,337)	54,711
Fidelity Series Stock Selector Large Cap Value Fund	165,515	6,814	15,162	-	1,034	5,539	163,740
Fidelity Series Value Discovery Fund	147,584	11,824	11,871	-	517	2,508	150,562
	10,116,029	470,869	780,157	96,780	(21,501)	22,458	9,807,698

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.